Deferred Taxation - Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred taxation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	¥ 42	¥ 409
Other deductible temporary differences	6	32
Total unrecognised deferred tax assets	48	441
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	167	1,637
Other deductible temporary differences	27	128
Total unrecognised deferred tax assets	¥ 194	¥ 1,765